Financial Instruments - Schedule of Fair Values of the Other Financial Liabilities (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Carrying amount [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Carrying amount, Debentures	€ 202,144
Carrying amount, Loans from banks and others (including current maturities)	321,112
Carrying amount, Total	€ 523,256
Inputs used to determine fair value [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Inputs used to determine fair value, Loans from banks and others (including current maturities)	Market price
Inputs used to determine fair value, Loans from banks and others (including current maturities)	Discount rate of Euribor+ 2%-2.5% with a zero floor, fixed rate for several years 3.1%-6% Linkage to Euribor, 2.75%-4.78% Linkage to Consumer price index in Israel, Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%, fixed rate of 2.58%-5.5%, Euribor+ 5.27% and 7% Linkage to Consumer price index in Israel.
Valuation techniques for determining fair value [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Valuation techniques for determining fair value, Loans from banks and others (including current maturities)	Discounting future cash flows by the market interest rate on the date of measurement.
Level 1 [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Carrying amount, Debentures	€ 157,279
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total	157,279
Level 2 [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)	296,293
Carrying amount, Total	296,293
Level 3 [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total